Strategic License Agreement - Changes in Contract Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Change In Contract With Customer, Liability [Roll Forward]
Beginning balance	$ 2,696
Additions	575
Deductions	(3,271)
Ending balance	$ 0